Trade receivables - Summary of Trade and Other Receivables Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Trade Receivables [Line Items]
Trade receivables	$ 41,972	$ 25,140
Current	34,682	24,491
Non-current	6,143	0
Trade receivables [member]
Summary of Trade Receivables [Line Items]
Trade receivables	40,825	24,491
Loss allowances	(1,147)	(649)	$ (1,167)
Trade receivables [member] | Gross carrying amount [member]
Summary of Trade Receivables [Line Items]
Trade receivables	$ 41,972	$ 25,140